Aberdeen Equity Long-Short Fund
Aberdeen Equity Long-Short Fund
Objective
The Aberdeen Equity Long-Short Fund (the “Long-Short Fund” or the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the Long-Short Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the “Investing with Aberdeen Funds: Choosing a Share Class — Reduction and Waiver of Class A Sales Charges” section on page 200 of the Fund’s prospectus and in the “Additional Information on Purchases and Sales — Waiver of Class A Sales Charges” and “Reduction of Sales Charges” sections on pages 154-156 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Aberdeen Equity Long-Short Fund	Class A		Class C	Class R	Institutional Class	Institutional Service Class
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	1.00%	[1]	1.00%	none	none	none
[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Aberdeen Equity Long-Short Fund		Class A	Class C	Class R	Institutional Class	Institutional Service Class
Management Fees		1.15%	1.15%	1.15%	1.15%	1.15%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Expenses Related to Short Selling (Dividend Expense and Brokerage Fees)	[1]	1.36%	1.36%	1.36%	1.36%	1.36%
All Other Expenses	[1]	0.35%	0.38%	0.38%	0.32%	0.38%
Total Other Expenses		1.71%	1.74%	1.74%	1.68%	1.74%
Total Annual Fund Operating Expenses		3.11%	3.89%	3.39%	2.83%	2.89%
Less: Amount of Fee Limitations/Expense Reimbursements	[2]	0.15%	0.28%	0.15%	0.22%	0.15%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		2.96%	3.61%	3.24%	2.61%	2.74%
[1]	Other Expenses have been restated to reflect current fees.
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.40% for all Classes of the Fund. This contractual limitation may not be terminated before February 28, 2017 without the approval of the Board of Trustees. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees, administrative services fees, transfer agent out-of-pocket expenses for Class A Shares, Class R Shares and Institutional Service Class Shares and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid.The Adviser has also entered into a written contract to reimburse the Fund for short-sale brokerage expenses at an annual rate of up to 0.15% of the Fund's average daily net assets. Amounts reimbursed by the Adviser for short sale brokerage expenses are not subject to recoupment at a later date. This contract may not be terminated before February 28, 2017 without the approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Long-Short Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Aberdeen Equity Long-Short Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	857	1,466	2,099	3,789
Class C	464	1,161	1,977	4,096
Class R	327	1,028	1,752	3,666
Institutional Class	264	856	1,474	3,141
Institutional Service Class	277	881	1,510	3,203

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Aberdeen Equity Long-Short Fund | Class C | USD ($)	364	1,161	1,977	4,096

Portfolio Turnover

The Long-Short Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 14.04% of the average value of its portfolio.

Principal Strategies

The Long-Short Fund seeks to achieve its objective regardless of market conditions through the purchase and short sale of equity securities of U.S. companies of any size. Equity securities include, but are not limited to, common stock, preferred stock and depositary receipts. As a non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of companies that:

•                  are organized under the laws of, or have their principal office in the United States;

•                  have their principal securities trading market in the United States;

•                  alone or on a consolidated basis derive the highest concentration of their annual revenue or earnings or assets from goods produced, sales made or services performed in the United States; and/or

•                  issue securities denominated in the currency of the United States.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and, if necessary, will change the name of the Long-Short Fund.

The Fund seeks to achieve long-term capital appreciation with lower volatility than that of long-only equities, commodities or other investment classes.  The use of both long and short positions enables the Fund to seek to produce returns that have low correlation to those available by investing in the market as a whole.  The Fund may at any time have either a net long exposure or a net short exposure to the equity markets. In making purchases and short sales, the Fund’s investment team employs a fundamental, bottom-up equity investment style, which is characterized by intensive, first-hand research and disciplined company evaluation.  The Fund’s investment team takes long positions in the stocks of companies it believes will increase in value and it sells short the stock of companies it believes will either decline in value or underperform the Fund’s long positions.  With a long position, the Fund purchases a stock outright; with a short position, the Fund sells a security that it does not own and must borrow to meet its settlement obligations. In engaging in short sales, the Fund will profit or incur a loss depending on whether the value of the underlying stock decreases, or instead increases, between the time the stock is sold and when the Fund purchases its replacement.

Principal Risks

The Long-Short Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments — and therefore, the value of Fund shares — may fluctuate. These changes may occur because of:

Impact of Large Redemptions and Purchases of Fund Shares — Occasionally, shareholders may make large redemptions or purchases of Fund shares, which may cause the Fund to have to sell securities or invest additional cash. These transactions may adversely affect the Fund’s performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of the Fund and result in credit line borrowing fees and/or overdraft charges to the Fund until the sales of portfolio securities necessary to cover the redemption request settle.

Long-Short Strategy Risk — The strategy used by the Fund’s investment team may fail to produce the intended result. There is no guarantee that the use of long and short positions will succeed in limiting the Fund’s exposure to stock market movements, capitalization, sector swings or other risk factors.

Market Risk — Deteriorating market conditions might cause a general weakness in the market that reduces the prices of securities in those markets in which the Fund invests.

Mid-Cap Securities Risk — Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of larger companies.

Sector Risk — To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Securities Selection Risk — The investment team may take long positions in securities that underperform the stock market or other funds with similar investment objectives and strategies or take short positions in securities that have positive performance.

Short Sale Risk — The risk that the price of a security sold short will increase in value between the time of the short sale and the time the Fund must purchase the security to return it to the lender.  The Fund’s potential loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for any reason, to close out its short position.  A loss on a short sale is increased by the amount of the premium or interest the Fund must pay to the lender of the security.

Small-Cap Securities Risk — Stocks of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

If the value of the Fund’s investments decreases, you may lose money.

For additional information regarding the above identified risks, see “Fund Details: Additional Information about Investments, Investment Techniques and Risks” in the prospectus.

Performance

The bar chart and table below can help you evaluate potential risks of the Long-Short Fund. The bar chart shows how the Fund’s annual total returns for Class C have varied from year to year. The returns in the table reflect the maximum sales charge for Class A. The table compares the Fund’s average annual total returns to the returns of the S&P 500® Index, a broad-based securities index, and the Citigroup 3-Month Treasury Bill Index, an unmanaged index that is generally representative of the average of the last 3-month Treasury bill issues (excluding the current month-end bills).  Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

The returns presented for the Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the “Predecessor Fund”). The Long-Short Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the Long-Short Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Long-Short Fund and the Predecessor Fund have substantially similar investment objectives and strategies.

Returns of the Predecessor Fund have not been adjusted to reflect the expenses applicable to the respective classes.  Institutional Service Class returns prior to the commencement of operations of the Institutional Service Class (inception date: November 1, 2009) are based on the previous performance of the Fund’s Institutional Class shares. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.  Returns would only differ to the extent of the differences in expenses between the two classes.

Annual Total Returns — Class C Shares (Years Ended Dec. 31)

Highest Return: 5.48% - 3rd quarter 2010 Lowest Return: -8.62% -3rd quarter 2008
Average Annual Total Returns as of December 31, 2015

After-tax returns are shown in the following table for Class C shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns - Aberdeen Equity Long-Short Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	(6.42%)	0.72%	2.07%
Class C	(2.26%)	1.21%	1.96%
Class R	(1.07%)	1.55%	2.31%
Institutional Class	(0.41%)	2.25%	2.97%
Institutional Service Class	(0.61%)	2.02%	2.84%
After Taxes on Distributions | Class C	(7.19%)	(1.23%)	0.66%
After Taxes on Distributions and Sale of Fund Shares | Class C	2.71%	0.98%	1.53%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.03%	0.05%	1.17%